Note 18 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 232,339	$ 191,909	$ 151,533
Property and equipment, net	5,537	3,922
North America [Member]
Revenue	102,025	83,034	67,823
UNITED STATES
Revenue	100,870	83,034	67,823
Property and equipment, net	1,279	923
EMEA [Member]
Revenue	71,635	58,285	42,441
GERMANY
Revenue	30,625	23,574	17,650
CHINA
Property and equipment, net	2,982	2,376
Asia Pacific [Member]
Revenue	58,679	50,590	41,269
JAPAN
Revenue	21,348	23,360	17,331
Other Countries [Member]
Property and equipment, net	1,276	623
SINGAPORE
Revenue	$ 21,915	$ 16,580	$ 15,376